Commitments and Contingencies - Schedule of Supplemental Disclosures of Cash Flow Information Related to Leases (Details)	9 Months Ended
Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Cash paid for operating leases	$ 2,970,632
Operating lease assets obtained in exchange for operating lease liabilities	$ 19,822,753 [1]

[1]	Amounts for the nine months ended September 30, 2019 include the transition adjustment for the adoption of Leases Topic 842 discussed in Note 2 to the condensed consolidated financial statements.